Cover Page	Jun. 27, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Jun. 27, 2019
Entity Registrant Name	Ameris Bancorp
Entity Incorporation, State or Country Code	GA
Entity File Number	001-13901
Entity Tax Identification Number	58-1456434
Entity Address, Address Line One	310 First Street, S.E.
Entity Address, City or Town	Moultrie,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31768
City Area Code	(229)
Local Phone Number	890-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ABCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000351569
Amendment Description	Ameris Bancorp (the “Company”) filed a Current Report on Form 8-K on July 1, 2019 (the “Original Report”) to report, among other things, the completion of its previously announced merger (the “Merger”) with Fidelity Southern Corporation (“Fidelity”). This Amendment No. 1 to the Original Report (this “Amendment No. 1”) amends and restates in its entirety Item 9.01 of the Original Report to include the consolidated financial statements of Fidelity pursuant to Item 9.01(a) of Form 8-K and the unaudited pro forma combined condensed financial information pursuant to Item 9.01(b) of Form 8-K that were excluded from the Original Report. This Amendment No. 1 makes no other amendments to the Original Report.